March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Dynamic 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 97.3%
BlackRock Real Estate Securities Fund	2,165	$ 33,292
BlackRock Tactical Opportunities Fund, Class K	19,079	312,890
Diversified Equity Master Portfolio	$3,230,086	3,230,086
International Tilts Master Portfolio	$921,410	921,410
iShares Core MSCI EAFE ETF	1,179	106,736
iShares Core MSCI Emerging Markets ETF	11,116	775,341
iShares Core MSCI International Developed Markets ETF(b)	5,926	495,236
iShares MSCI Canada ETF(b)	2,761	151,275
iShares MSCI EAFE Small-Cap ETF(b)	1,003	78,645
iShares MSCI Eurozone ETF	475	29,754
iShares Russell 2000 ETF	438	108,624
		6,243,289
Fixed-Income Funds — 1.6%
BlackRock Diversified Fixed Income Fund, Class K	7,043	65,922
iShares Broad USD Investment Grade Corporate Bond ETF	743	38,064
		103,986

Security	Shares	Value
Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)	258,093	$ 258,145
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	298,075	298,075
		556,220
Total Investments — 107.6% (Cost: $6,279,857)		6,903,495
Liabilities in Excess of Other Assets — (7.6)%		(487,988)
Net Assets — 100.0%		$ 6,415,507

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 808,682	$ —	$ (550,294)(a)	$ (242)	$ (1)	$ 258,145	258,093	$ 622 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	44,450	253,625 (a)	—	—	—	298,075	298,075	1,098	—
BlackRock Diversified Fixed Income Fund, Class K	40,674	26,210	—	—	(962)	65,922	7,043	577	—
BlackRock Real Estate Securities Fund	21,052	21,000	(10,000)	(258)	1,498	33,292	2,165	—	—
BlackRock Tactical Opportunities Fund, Class K	247,548	83,891	(29,075)	656	9,870	312,890	19,079	—	—
Diversified Equity Master Portfolio	3,039,988	339,925 (a)(c)	—	89,017	(238,844)	3,230,086	$3,230,086	39,839	—
International Tilts Master Portfolio	779,489	159,535 (a)(c)	—	37,819	(55,433)	921,410	$921,410	13,023	—
iShares Broad USD Investment Grade Corporate Bond ETF	38,465	—	—	—	(401)	38,064	743	295	—
iShares Core MSCI EAFE ETF	199,048	58,833	(165,327)	13,856	326	106,736	1,179	—	—
iShares Core MSCI Emerging Markets ETF	704,670	44,157	—	—	26,514	775,341	11,116	—	—
iShares Core MSCI International Developed Markets ETF	380,728	109,487	—	—	5,021	495,236	5,926	—	—
iShares MSCI Canada ETF	148,901	—	—	—	2,374	151,275	2,761	—	—
iShares MSCI EAFE Small-Cap ETF	108,542	—	(34,027)	5,278	(1,148)	78,645	1,003	—	—
iShares MSCI Eurozone ETF	—	31,321	—	—	(1,567)	29,754	475	—	—
iShares MSCI Japan ETF(d)	181,584	29,971	(220,225)	10,982	(2,312)	—	—	—	—
iShares Russell 2000 ETF	107,818	—	—	—	806	108,624	438	194	—
				$ 157,108	$ (254,259)	$ 6,903,495		$ 55,648	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2070 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	3	06/11/26	$ 68	$ 600
E-mini Russell 2000 Index	1	06/18/26	126	268
Micro E-mini S&P 500 Index	15	06/18/26	493	(9,944)
				$ (9,076)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	63,212	AUD	89,953	Barclays Bank PLC	06/17/26	$ 1,218
USD	64,526	AUD	92,204	Barclays Bank PLC	06/17/26	981
USD	3,530	AUD	5,000	Goldman Sachs International	06/17/26	84
USD	19,592	CAD	27,000	Bank of America N.A.	06/17/26	119
USD	3,508	EUR	3,000	Barclays Bank PLC	06/17/26	28
						2,430
AUD	272,754	USD	192,544	Goldman Sachs International	06/17/26	(4,566)
CAD	5,000	USD	3,674	Goldman Sachs International	06/17/26	(68)
CAD	180,826	USD	132,862	Goldman Sachs International	06/17/26	(2,442)
JPY	82,137,673	USD	527,909	Barclays Bank PLC	06/17/26	(7,057)
USD	18,119	JPY	2,878,000	Barclays Bank PLC	06/17/26	(131)
						(14,264)
						$ (11,834)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2070 Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,091,793	$ —	$ —	$ 2,091,793
Fixed-Income Funds	103,986	—	—	103,986
Money Market Funds	556,220	—	—	556,220
	$2,751,999	$—	$—	2,751,999
Investments Valued at NAV(a)				4,151,496
				$ 6,903,495
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 268	$ 600	$ —	$ 868
Foreign Currency Exchange Contracts	—	2,430	—	2,430
Liabilities
Equity Contracts	(9,944)	—	—	(9,944)
Foreign Currency Exchange Contracts	—	(14,264)	—	(14,264)
	$(9,676)	$(11,234)	$—	$(20,910)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s